CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Net income	¥ 2,282,378	¥ 2,111,125
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	387,427	(243,853)
Remeasurements of defined benefit plans	216,272	(43,399)
Share of other comprehensive income of equity method investees	80,472	62,568
Total of items that will not be reclassified to profit (loss)	684,172	(224,684)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	403,636	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(83,503)	113,390
Share of other comprehensive income of equity method investees	8,172	(35,253)
Total of items that may be reclassified subsequently to profit (loss)	328,305	(283,961)
Total other comprehensive income, net of tax	1,012,476	(508,645)
Comprehensive income	3,294,854	1,602,480
Comprehensive income for the period attributable to
Toyota Motor Corporation	3,217,806	1,555,009
Non-controlling interests	77,048	47,472
Comprehensive income	¥ 3,294,854	¥ 1,602,480